Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
15. Income Taxes
The Company’s provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2021	2020
Current income tax provision (benefit):
U.S. federal	$—	$—
State	—	—

Total	—	—
Deferred income tax provision (benefit):
U.S. federal	(14,840)	(7,671)
State	(4,250)	(1,954)

Total	(19,090)	(9,625)
Change in valuation allowance	19,090	9,625

Total provision (benefit) for income taxes	$—	$—

A reconciliation of the statutory U.S. federal rate and effective rate is as follows:

	Year Ended December 31,
	2021	2020
U.S. federal tax	21.0%	21.0%
State tax, net of federal benefit	6.5	6.3
Change in valuation allowance	(29.4)	(29.9)
Research and development tax credits	2.0	3.2
Change in tax rates and other	(0.1)	(0.6)

Income tax expense	0.0%	0.0%

The significant components of the Company’s deferred income tax assets (liabilities) were as follows (in thousands):

	December 31,
	2021	2020
Deferred income tax assets:
U.S. federal net operating loss carryforward	$24,692	$12,826
State net operating loss carryforward	7,592	3,862
Research and development credits	3,218	1,935
Non-qualified stock options	1,665	75
Accrued bonus	941	297
Operating lease liabilities	570	556
Other	179	173

Gross deferred income tax assets	38,857	19,724
Less: Valuation allowance	(38,725)	(19,635)

Total deferred income tax assets	132	89
Deferred income tax liabilities:
Depreciation	(132)	(89)

Net deferred income tax assets (liabilities)	$—	$—

The Company recognizes valuation allowances to reduce deferred tax assets to the amount that is more likely than not to be realized. In assessing the likelihood of realization, management considers (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary difference and carryforwards; (iii) taxable income in prior carryback years if carryback is permitted under applicable tax law; and (iv) tax planning strategies. The Company’s net deferred income tax assets are not more likely than not to be utilized due to the lack of sufficient sources of future taxable income and cumulative book losses which have resulted over the years. The net change in valuation allowance for the years ended December 31, 2021 and 2020 was an increase of $19.1 million and $9.6 million, respectively, due to the losses incurred for research and development.
On March 27, 2020, Congress enacted the Coronavirus Aid, Relief and Economic Security Act (CARES Act) to provide certain relief as a result of the
COVID-19
pandemic. The Company did not apply for any relief offered by the government during the years ended December 31, 2021 or 2020.

The Company had Federal and State net operating loss (NOL) carryforwards of approximately $117.6 million and $116.5 million, respectively, as of December 31, 2021. The Company also had federal research and development tax credit carryforwards of approximately $3.2 million, available to potentially offset future federal income taxes, as of December 31, 2021. Approximately $6.3 million of the Federal NOL was generated prior to 2018 and will begin expiring in 2035 while the remaining $111.3 million will be carried forward indefinitely but are limited to eighty percent of taxable income. The State NOL will begin expiring in 2035. The federal research and development tax carryforwards, if not utilized, will expire beginning in 2038.
However, the deductibility of such federal net operating losses may be limited. Under Section 382 of the Internal Revenue Code of 1986, as amended (the Code), and corresponding provisions of state law, if a corporation undergoes an “ownership change,” which generally occurs if the percentage of the corporation’s stock owned by 5% stockholders increases by more than 50% over a three-year period, the corporation’s ability to use its pre-change
NOL carryforwards and other
pre-change
tax attributes to offset its post-change income may be limited.
The Company has not determined if it has experienced Section 382 ownership changes in the past and if a portion of its NOL and tax credit carryforwards are subject to an annual limitation under Section 382. In addition, the Company may experience ownership changes in the future as a result of subsequent shifts in its stock ownership, some of which may be outside of its control. If the Company determines that an ownership change has occurred and its ability to use its historical NOL and tax credit carryforwards is materially limited, it would harm the Company’s future operating results by effectively increasing the Company’s future tax obligations.
The Company has not identified any uncertain tax positions and did not recognize any adjustments for unrecognized tax benefits. The Company’s Federal and State tax returns for all years, 2015 through 2020, remain subject to examination by taxing authorities due to the tax attribute carryforwards.